Share-based Payment Expense - Summary of Options Granted Under 2010 Savings-Related Share Option Schemes (Parenthetical) (Detail)	1 Months Ended		12 Months Ended
	May 31, 2019 shares	Apr. 30, 2019 shares	Dec. 31, 2019 shares € / shares		Dec. 31, 2018 shares € / shares		Dec. 31, 2017 shares € / shares
2010 Savings Related Share Option Schemes [member]
Disclosure Of Share Based Compensation Expense [line items]
Weighted average share price | € / shares			€ 28.52		€ 29.54		€ 31.14
Number of options granted	100,297	556,493	656,790	[1]	501,091	[1]	404,052	[1]
Exercisable period of share options granted			Shares which are normally exercisable within a period of six months after the third or the fifth anniversary of the contract, whichever is applicable.
Discount rate on exercise price at which options are granted			15.00%
2010 Savings-Related Share Option Exercisable Within Six Months After Third Anniversary of Contract [member]
Disclosure Of Share Based Compensation Expense [line items]
Number of options granted			518,944		379,253		304,492
2010 Savings Related Share Option Exercisable Within Six Months After Fifth Anniversary of Contract [member]
Disclosure Of Share Based Compensation Expense [line items]
Number of options granted			137,846		121,838		99,560

[1]	Pursuant to the 2010 Savings-related Share Option Schemes operated by the Group, employees were granted options over 656,790 of CRH plc’s Ordinary Shares (556,493 options granted in April 2019 and 100,297 options in May 2019) (2018: 501,091 share options in April 2018; 2017: 404,052 share options in March 2017). This figure comprises options over 518,944 (2018: 379,253; 2017: 304,492) shares and 137,846 (2018: 121,838; 2017: 99,560) shares which are normally exercisable within a period of six months after the third or the fifth anniversary of the contract, whichever is applicable. The exercise price at which the options are granted under the scheme represents a discount of 15% to the market price on the date of invitation of each savings contract.